Share-based Option Plan - Sumary of stock prurchase plan - phantom (Detail)					12 Months Ended	36 Months Ended
	Aug. 17, 2021 share brazilianReal R$ / shares	Apr. 30, 2020 share brazilianReal R$ / shares	Jul. 07, 2019 brazilianReal share R$ / shares	Aug. 07, 2018 brazilianReal share R$ / shares	Dec. 31, 2023 share numeral	Aug. 17, 2021 brazilianReal share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total granted | numeral					1
Stock purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total granted						6,542,400
Total outstanding					246,930
Total options available for exercise | brazilianReal						246,930
Stock purchase plan | August 7, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in reais) | R$ / shares				R$ 20.43
Average fair value of option | R$ / shares				R$ 3.89
Historical volatility				74.90%
Expected dividend				0.00%
Average risk-free rate of return				10.00%
Exercise rate				25.00%
Remaining term of the vesting period				0 years
Purchasing period up to (years)				4 years
Total granted				707,400
Total outstanding					53,520
Total options available for exercise | brazilianReal				53,520
Stock purchase plan | July 7, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in reais) | R$ / shares			R$ 42.09
Average fair value of option | R$ / shares			R$ 1.08
Historical volatility			74.90%
Expected dividend			0.00%
Average risk-free rate of return			10.00%
Exercise rate			25.00%
Remaining term of the vesting period			0 years
Purchasing period up to (years)			4 years
Total granted			405,000
Total outstanding					0
Total options available for exercise | brazilianReal			0
Stock purchase plan | April 30, 2020 first award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in reais) | R$ / shares		R$ 10.35
Average fair value of option | R$ / shares		R$ 7.87
Historical volatility		74.90%
Expected dividend		0.00%
Average risk-free rate of return		10.00%
Exercise rate		33.30%
Remaining term of the vesting period		0 years
Purchasing period up to (years)		3 years
Total granted		3,250,000
Total outstanding					153,160
Total options available for exercise | brazilianReal		153,160
Stock purchase plan | April 30, 2020 second award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in reais) | R$ / shares		R$ 10.35
Average fair value of option | R$ / shares		R$ 8.60
Historical volatility		73.80%
Expected dividend		0.00%
Average risk-free rate of return		9.80%
Exercise rate		25.00%
Remaining term of the vesting period		3 months 18 days
Purchasing period up to (years)		4 years
Total granted		1,600,000
Total outstanding					38,820
Total options available for exercise | brazilianReal		38,820
Stock purchase plan | August 17, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in reais) | R$ / shares	R$ 33.99
Average fair value of option | R$ / shares	R$ 3.46
Historical volatility	71.40%
Expected dividend	0.00%
Average risk-free rate of return	9.80%
Exercise rate	25.00%
Remaining term of the vesting period	1 year 7 months 6 days
Purchasing period up to (years)	4 years
Total granted	580,000
Total outstanding					1,430
Total options available for exercise | brazilianReal	1,430